INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, corporate bonds (Details) - USD ($) $ in Millions	Jun. 30, 2021	Apr. 04, 2019
Issuance of public corporate bonds
Borrowings:
Amount approved for issuance	$ 80.0
Outstanding amount	$ 22.6
Issuance of private corporate bonds
Borrowings:
Notional amount		$ 16.0